DEAR SHAREHOLDERS:

We are pleased to provide this report for Charter Balanced Fund (the "Fund"), sub-advised by INVESCO, Inc., covering the six months ended June 30, 2000.

Please read the sub-adviser's update below.

Sincerely,


/s/ Richard H. Forde

Richard H. Forde
CHAIRMAN OF THE BOARD AND PRESIDENT
CHARTER BALANCED FUND



SUB-ADVISER'S UPDATE

THE MARKET ENVIRONMENT

The only constant in the U.S. equity markets during the first quarter of the new millennium seemed to be volatility. Investors moved between bargain-hunting in "old economy" stocks and perceived opportunities for relative value rotation within "new economy" stocks.

During the second quarter, U.S. equity markets were heavily influenced by events unfolding in the domestic fixed income markets. Despite several early signals that growth was slowing, the Federal Reserve (Fed) continued to raise interest rates, increasing the federal funds rate to 6.50% in May, its highest level since 1991.

The growth of the U.S. economy appeared to slow significantly during the second quarter, following six quarters of economic boom. Based on preliminary monthly indicators of retail sales, housing, and employment, the growth in real GDP (gross domestic product) seemed to slow to a rate of around 3%. This change was a sudden and sharp deceleration from the 6% rate for the prior three quarters and the 5% annualized rate of GDP over the prior six quarters.

                                                                               -
                                                                               1

The rate of inflation continued to drift moderately higher during the quarter, and inflationary pressures are still evident. The Consumer Price Index (CPI) has risen at a 3.1% rate over the past year, while the "core" CPI, which excludes volatile food and energy components, has risen at a 2.3% annual rate. Labor costs also remain in a steady accelerating trend, with recent total compensation (wages and benefits) rising at close to a 5% annual rate. Energy prices surged during the spring, with crude oil reaching $33 a barrel, while natural gas prices rose to an all-time high.

STRATEGY

Our equity market strategy remains focused on companies with good growth prospects and solid balance sheets. We remain particularly interested in the "digital upgrade cycle," which is seeing customers replace many appliances, from telephones to televisions, with models using digital technologies.

The fixed income portion of the Fund (30.5% at 6/30/00) is split between corporate bonds and U.S. Government and Agency obligations. We remain focused on credit risk analysis. Issue-specific security selection and/or risk avoidance will drive performance through 2000.

PERFORMANCE

For the quarter and from its inception (01/20/00), the Fund's Institutional Class returned -1.35% and 2.20%, respectively. The Balanced Composite (60% S&P 500/40% Lehman Brothers Aggregate Bond Index) returned -2.03% and 1.25%, respectively for the quarter and year-to-date. The Fund's Premier and Retail Classes (which also commenced operations 01/20/00) both returned -1.45% for the second quarter, and they returned 2.20% and 2.10%, respectively, through 06/30/00.

OUTLOOK

Second quarter results continue to reinforce the view that the Fed's interest rate hikes to date should successfully produce a soft landing for the economy. A shift in assets from overpriced technology names to undervalued and


_
2



ignored components of the equity markets has already begun. The wealth effect that has fueled demand appears to be dissipating. Sustained increases in corporate borrowing rates and rising business costs for labor and energy have begun to erode profit margins. Although earnings growth has surpassed its peak, earnings disappointments are likely to increase. However, an economic slowdown should support positive, yet unspectacular, equity returns going forward.

While it seems clear that the U.S. economy is no longer in an economic boom and the rate of economic growth has peaked for the cycle, we nonetheless believe that the most recent Government data exaggerates the magnitude of the slowdown. It is most likely that the second quarter witnessed a temporary pause, to be followed by a moderate re-acceleration in economic growth during the second half of the year.

On a short-term basis, we continue to believe that fixed income markets are better positioned than equity markets to withstand the economic and financial pressures that lie ahead.


                                                                               _
                                                                               3

CHARTER BALANCED FUND

INVESTMENTS IN SECURITIES
JUNE 30, 2000  (UNAUDITED)

                                                          MARKET
                                                           VALUE
                                            PRINCIPAL      (000)
-----------------------------------------------------------------
BONDS- 30.5%
COMMUNICATIONS- 0.6%
Sprint Capital Corp, 6.125%, 2008          $   75,000     $   67
                                                       ----------

CONSUMER PRODUCTS- 0.6%
Pepsico, Inc., 5.75%,  2008                    75,000         67
                                                       ----------

ENTERTAINMENT- 0.7%
Cox Communications, Inc., 7.5%, 2004           75,000         74
                                                       ----------
                                                              74
                                                       ----------

FINANCIAL- 4.5%
American Express Credit Corp.,  7.2%, 2007     50,000         50
Associates Corp., 6.625%, 2005                 75,000         72
Bank of America Corp., 6.25%, 2008             75,000         68
CIT Group Holdings Inc., 6.375%, 2002          50,000         49
First Union Corp., 6.625%, 2005                75,000         71
Household Finance Corp., 5.875%, 2009          75,000         65
National Australia Bank Ltd., 8.6%, 2010       50,000         52
Wells Fargo Co., 6.625%, 2004                  75,000         73
                                                       ----------
                                                             500
                                                       ----------

MANUFACTURING- 1.0%
Bayerische Landesbank, 5.875%, 2008            50,000         44
Tyco International Group S A, 6.125%, 2009     75,000         66
                                                       ----------
                                                             110
                                                       ----------

OIL & GAS- 0.6%
Atlantic Richfield Co., 5.9%, 2009             75,000         68
                                                       ----------
RETAIL- 2.0%
Albertsons, Inc.,  7.45%, 2029                 75,000         69


The Notes to Financial Statements are an integral part of these statements.

_
4


                                                          MARKET
                                                           VALUE
                                            PRINCIPAL      (000)
-----------------------------------------------------------------
Target Corp., 7.5%, 2005                    $  75,000     $   76
Wal-Mart Stores, 6.55%, 2004                   75,000         74
                                                       ----------
                                                             219
                                                       ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS- 6.3%
Federal Home Loan Mtg., 5.75%, 2003           150,000        145
Federal National Mortgage Assoc.
     7.125%, 2005                             250,000        251
     7.5%, 2029                                97,560         96
     7%, 2015                                  98,285         96
GNMA, 8.0%, 2030                               99,725        101
                                                       ----------
                                                             689
                                                       ----------

U.S. TREASURY OBLIGATIONS- 13.0%
U.S. Treasury Bonds
      8.1%, 2019                              100,000        121
      7.3%, 2022                              200,000        225
      7.6%, 2025                              200,000        237
      8.0%, 2001                              150,000        152
U.S. Treasury Notes
      6.6%, 2002                              150,000        150
      6.3%, 2003                              250,000        249
      7.3%, 2004                              100,000        103
      6.5%, 2005                              100,000        101
      6.1%, 2007                              100,000         99
                                                       ----------
                                                           1,437
                                                       ----------

UTILITIES- 1.2%
Alabama Power Co., 5.49%, 2005                 75,000         68
National Rural Utilities Co-op, 6.550%,
      2018                                     75,000         66
                                                       ----------
                                                             134
                                                       ----------

TOTAL BONDS- 30.5%
(Cost $3,325)                                              3,365
                                                       ----------


The Notes to Financial Statements are an integral part of these statements.

                                                                               _
                                                                               5

CHARTER BALANCED FUND

INVESTMENTS IN SECURITIES CONTINUED
JUNE 30, 2000 (UNAUDITED)

                                                           MARKET
                                            NUMBER OF       VALUE
                                               SHARES       (000)
--------------------------------------------------------------------------------
COMMON STOCKS- 59.2%

AEROSPACE & DEFENSE- 2.0%
Honeywell International, Inc.                   1,000     $   34
Raytheon Co., Class B                           1,800         35
Textron, Inc.                                   1,100         60
United Technologies Corp.                       1,500         88
                                                       ----------
                                                             217
                                                       ----------

AUTOMOTIVE- 1.1%
Ford Motor Co.                                  2,900        125
                                                       ----------

COMMUNICATIONS- 6.4%
AT&T Corp.                                      4,100        129
Alltel Corp.                                      500         31
Comcast Corp.                                   1,400         57
GTE Corp.*                                      1,200         75
Lucent Technologies, Inc.                         700         41
MediaOne Group, Inc.                              900         60
SBC Communications, Inc.                        1,800         78
Sprint Corp.                                    2,900        146
U.S. West, Inc.                                   600         51
WORLDCOM, Inc.*                                   850         39
                                                       ----------
                                                             707
                                                       ----------

COMPUTER SERVICES- 1.2%
Cadence Design Systems, Inc.                    1,200         24
First Data Corp.                                2,200        107
                                                       ----------
                                                             131
                                                       ----------

CONSUMER PRODUCTS- 8.1%
Alcoa, Inc.                                     1,600         46
Anheuser Busch Cos.                             1,000         75


The Notes to Financial Statements are an integral part of these statements.


_
6

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Bristol-Myers Squibb Co.                        2,000     $  117
Eastman Kodak Co.                               1,100         65
International Paper Co.                         1,700         51
Johnson & Johnson                               1,550        158
Kimberly-Clark Corp.                            1,000         57
Liz Claiborne, Inc.                               700         25
Loews Cos., Inc.                                1,600         66
McDonalds Corp.                                 1,000         33
Philip Morris Cos., Inc.                        3,500         93
Proctor & Gamble Co.                            1,000         57
Whirlpool Corp.                                 1,100         51
                                                       ----------
                                                             894
                                                       ----------

DIVERSIFIED -1.9%
American General Corp.                          1,600         98
General Electric Co.                            2,250        115
                                                       ----------
                                                             213
                                                       ----------

ELECTRONICS- 4.6%
Adaptec, Inc.*                                  1,500         34
Hewlett Packard Co.                               700         87
Intel Corp.                                     1,300        174
International Business Machines Corp.           1,000        110
Tellabs, Inc. *                                 1,100         75
Unisys Corp.                                    2,200         32
                                                       ----------
                                                             512
                                                       ----------

FINANCIAL- 10.9%
Associates First Capital Corp., Class A         2,000         45
Bank of America Corp.                           3,600        155
Chase Manhattan Corp.                           1,350         62
Citigroup, Inc.                                 3,000        181


The Notes to Financial Statements are an integral part of these statements.

                                                                               _
                                                                               7

CHARTER BALANCED FUND

INVESTMENTS IN SECURITIES CONTINUED
JUNE 30, 2000  (UNAUDITED)


                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Federal National Mortgage Assoc.                3,200     $  150
FleetBoston Financial Corp.                     3,700        124
Household International Corp.                   1,700         71
MGIC Investment Corp.                           1,850         84
Morgan Stanley, Dean Witter, Discover & Co.     1,500        123
National City Corp.                             2,500         43
PNC Bank Corp.                                  2,000         94
Wells Fargo & Co.                               1,800         70
                                                       ----------
                                                           1,202
                                                       ----------

INSURANCE- 1.1%
Marsh & Mclennan Cos., Inc.                     1,200        123
                                                       ----------

MANUFACTURING- 6.7%
Caterpillar, Inc.                                 700         24
Cooper Tire & Rubber Co.                        2,700         30
Dow Chemical Co.                                2,100         63
Emerson Electric Co.                            1,200         72
Illinois Tool Works, Inc.                       1,600         91
Johnson Controls, Inc.                          1,300         82
Minnesota Mining & Mfg.                           900         74
Norsk Hydro A S ADR                               500         19
Nucor Corp.                                       950         32
Praxair, Inc.                                   1,200         45
Sherwin-Williams Co.                            3,000         64
Tyco International Ltd.                           300         14
Union Carbide Corp.                               300         15
Westvaco Corp.                                  1,000         25


The Notes to Financial Statements are an integral part of these statements.


_
8

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Xerox Corp.                                     2,900      $  60
York International Corp.                        1,000         25
                                                       ----------
                                                             735
                                                       ----------

MEDICAL- 4.3%
Abbott Laboratories                             1,600         71
American Home Products Corp.                    1,300         76
Lilly (Eli) & Co.                                 900         90
Merck & Co.                                     1,700        130
Quintiles Transnational Co.*                    1,700         24
Schering-Plough Corp.                           1,600         81
                                                       ----------
                                                             472
                                                       ----------

OIL AND GAS- 4.9%
BP Amoco PLC*                                   2,460        139
Chevron Corp.                                   1,100         93
Exxon Mobil Corp.                               2,200        173
Repsol S.A. ADS                                 5,000         99
Union Pacific Corp.                               900         33
                                                       ----------
                                                             537
                                                       ----------

PUBLISHING- 0.3%
Gannett, Inc.                                     500         30
                                                       ----------

RETAIL- 2.0%
Albertson's Inc.                                2,000         66
Dillard, Inc., Class A                            100          1
Office Depot, Inc.*                             6,600         41
Supervalu, Inc.                                 3,800         72
Target Corp.                                      500         29
Visteon Corp.                                     380          5
                                                       ----------
                                                             214
                                                       ----------


The Notes to Financial Statements are an integral part of these statements.

                                                                               _
                                                                               9

CHARTER BALANCED FUND

INVESTMENTS IN SECURITIES CONTINUED
JUNE 30, 2000  (UNAUDITED)

                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
SOFTWARE-1.5%
Computer Associates International, Inc.         2,500     $  126
Compuware Corp.*                                4,000         41
                                                       ----------
                                                             167
                                                       ----------

TECHNOLOGY- 1.2%
Microsoft Corp.*                                1,700        136
                                                       ----------

UTILITIES- 1.0%
DTE Energy Co.                                  2,000         61
GPU, Inc.                                       1,300         35
Southern Co.                                      500         12
                                                       ----------
                                                             108
                                                       ----------

TOTAL COMMON STOCKS - 59.2%
    (Cost $6,636)                                          6,523
                                                       ----------

SHORT-TERM OBLIGATIONS - 9.9%

MONEY MARKET FUND
Charter Money Market Fund                   1,091,000      1,091
                                                       ----------

TOTAL SHORT-TERM OBLIGATIONS                               1,091
  (Cost $1,091)                                        ----------

TOTAL INVESTMENT IN SECURITIES - 99.6%
  (Total Cost $11,052)                                    10,979
Cash and Other Assets Less Liabilities -0.4%                  44
                                                       ----------
NET ASSETS - 100.0%                                     $ 11,023
                                                       ==========


* Non-income producing securities.




The Notes to Financial Statements are an integral part of these statements.


__
10




-----------------------------------------------------------------
CHARTER BALANCED FUND
TEN LARGEST POSITIONS (EXCLUDES U.S. GOV'T.) (UNAUDITED)

                                                 (000)
Citigroup, Inc.                                  $181       1.6%
Intel Corp.                                       174       1.6%
Exxon Mobil Corp.                                 173       1.6%
Johnson & Johnson                                 158       1.4%
Bank Of America Corp.                             155       1.4%
Sprint Corp.                                      146       1.3%
BP Amoco                                          139       1.3%
Microsoft Corp.                                   136       1.2%
Merck & Company                                   130       1.2%
AT&T Corp.                                        129       1.2%

-----------------------------------------------------------------




The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              11

CHARTER BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)


                                                               (IN THOUSANDS)
--------------------------------------------------------------------------------
ASSETS:
Investments in securities at value (Cost - $11,052)             $   10,979
Cash                                                                     1
Interest and dividends receivable                                       79
Receivable for investments sold                                          4
Other                                                                   14
                                                           ----------------
Total assets                                                        11,077
                                                           ----------------

LIABILITIES:
Payable for investments purchased                                       17
Custodian fees payable                                                   8
Accrued audit and legal fees payable                                     7
Accrued advisory fees payable                                            6
Administrative services                                                  6
12b-1 and sub-accounting fees payable to Distributor                     4
Other accrued expenses                                                   6
                                                           ----------------
     Total liabilities                                                  54
                                                           ----------------
NET ASSETS                                                      $   11,023
                                                           ================

SHARES OUTSTANDING
Institutional Class ($10.22 net asset value per share)                 450
                                                           ================
Premier Class ($10.21 net asset value per share)                       473
                                                           ================
Retail Class ($10.20 net asset value per share)                        156
                                                           ================

COMPONENTS OF NET ASSETS:
Paid in capital                                                 $   10,823
Undistributed net investment income                                    137
Accumulated net realized gain on investments                           136
Unrealized depreciation of investments                                 (73)
                                                           ----------------
NET ASSETS                                                      $   11,023
                                                           ================



The Notes to Financial Statements are an integral part of these statements.


__
12



CHARTER BALANCED FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 20, 2000* TO
JUNE 30, 2000 (UNAUDITED)


                                                                 (IN THOUSANDS)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends                                                       $     61
     Interest                                                             120
                                                            ------------------
                                                                          181
EXPENSES:
     Investment advisory fees                                              35
     Custodian fees and expenses                                           15
     Administrative services                                                9
     Shareholder reports                                                    3
     12b-1 fees                                                             1
     Sub-accounting fees                                                    5
     Auditing and legal fees                                                8
     Registration fees                                                     13
     Other                                                                  5
                                                            ------------------
Total expenses                                                             94
     Less expenses waived by adviser or distributor                       (50)
                                                            ------------------
Net expenses                                                               44
                                                            ------------------
NET INVESTMENT INCOME                                                     137
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain from securities transactions                       136
     Unrealized depreciation of investments                               (73)
                                                            ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     63
                                                            ------------------
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                $     200
                                                            ==================


* Commencement of operations


The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              13

CHARTER BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JANUARY 20, 2000* TO
JUNE 30, 2000 (UNAUDITED)

                                                                 (IN THOUSANDS)
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                               $     137
Net realized gain from securities transactions                            136
Net realized gain from futures contracts                                    -
Unrealized gain from futures contracts                                      -
Unrealized depreciation of investments                                    (73)
                                                           -------------------
Net increase in net assets from operations                                200
                                                           -------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME:
     Institutional Class                                                    -
     Premier Class                                                          -
     Retail Class                                                           -
                                                           -------------------
Total distributions to shareholders                                         -
                                                           -------------------
CAPITAL SHARE TRANSACTIONS:
Institutional Class
Net proceeds from sales of shares                                       4,500
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions
                                                           -------------------
                                                                        4,500
Cost of shares redeemed                                                     -
                                                           -------------------
                                                                        4,500
                                                           -------------------
Premier Class
Net proceeds from sales of shares                                       5,381
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                         -
                                                           -------------------
                                                                        5,381
Cost of shares redeemed                                                  (632)
                                                           -------------------
                                                                        4,749
                                                           -------------------
Retail Class
Net proceeds from sales of shares                                       1,641
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                         -
                                                           -------------------
                                                                          163
Cost of shares redeemed                                                   (67)
                                                           -------------------
                                                                        1,574
                                                           -------------------
Net increase from Fund share transactions                              10,823
                                                           -------------------
NET INCREASE IN NET ASSETS                                             11,023
NET ASSETS:
Beginning of period                                                         -
                                                           -------------------
End of period (including undistributed net investment
     income of $137)                                             $     11,023
                                                           ===================

* Commencement of operations

The Notes to Financial Statements are an integral part of these statements.

__
14

CHARTER BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS CONTINUED
FOR THE PERIOD JANUARY 20, 2000* TO
JUNE 30, 2000 (UNAUDITED)

                                                                 (IN THOUSANDS)
--------------------------------------------------------------------------------
TRANSACTIONS IN CAPITAL STOCK
INSTITUTIONAL CLASS
Shares sold                                                               450
Shares issued in reinvestment of dividends and
      distributions                                                         -
                                                            ------------------
                                                                          450
Shares redeemed                                                             -
                                                            ------------------
Net increase in shares outstanding                                        450
                                                            ==================
PREMIER CLASS
Shares sold                                                               538
Shares issued in reinvestment of dividends and
      distributions                                                         -
                                                            ------------------
                                                                          538
Shares redeemed                                                           (65)
                                                            ------------------
Net increase in shares outstanding                                        473
                                                            ==================
RETAIL CLASS
Shares sold                                                               163
Shares issued in reinvestment of dividends and
      distributions                                                         -
                                                            ------------------
                                                                          163
Shares redeemed                                                            (7)
                                                            ------------------
Net increase in shares outstanding                                        156
                                                            ==================

* Commencement of operations

The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              15

CHARTER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES. Charter Balanced Fund is a separate series of CIGNA Funds Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Charter Balanced Fund seeks a high total return through capital appreciation and current income by investing principally in equity and fixed income securities. The Trust offers three classes of shares: Institutional Class, Premier Class and Retail Class. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including any applicable sub-accounting or 12b-1 distribution fee). Shares of each class would receive their pro rata share of net assets of the Fund if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares. Institutional Class Shares have a separate transfer agent charge and no distribution fee or sub-accounting fee. The Premier Class Shares have a sub-accounting fee. The Retail Class Shares have a 12b-1 fee and a sub-accounting fee.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued on the basis of valuations furnished


__
16



by brokers trading in the securities or a pricing service, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-date, and interest income is recorded on the accrual basis. The Fund does not amortize or accrete premiums or discounts for book purposes, except for original issue discounts which are amortized over the life of the respective securities. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - For federal income tax purposes, each fund in the Trust is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued.

D. DIVIDENDS - Dividends from net investment income and net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed annually.


                                                                              __
                                                                              17

CHARTER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) CONTINUED


Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a re-classification to paid in capital may be required.


2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.75% applied to the average daily net assets of the Fund. TimesSquare has voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.80% annually of average daily net assets for the Institutional Class, 1.00% annually of average daily net assets for the Premier Class, and 1.25% annually for the Retail Class, until April 30, 2001 and thereafter to the extent described in the Fund's then current prospectus. TimesSquare retains the ability to be repaid by the Fund if the Fund's expenses fall below the specified limit prior to the end of the fiscal year or within three years after TimesSquare waives management fees or reimburses Fund operating expenses.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2000, the Fund paid or accrued $9,692.


__
18



With respect to Retail Class shares, the Fund has adopted a 12b-1 plan which requires the payment of 0.25% annually ($1,369 through 6/30/00) to CIGNA Financial Services, Inc. ("CFS"), the Fund's distributor. The fees received from the 12b-1 plan are used for services provided to the Retail Class and expenses primarily intended to result in the sale of such shares. Premier and Retail Class shares are also subject to a sub-accounting fee payable to CFS equal to 0.20% annually ($4,363 and $1,095, respectively, through 6/30/00). The sub-accounting and 12b-1 fees will be waived as necessary to limit Premier and Retail Class expenses, as a percentage of average net assets, to the amounts described above until April 30, 2001 and thereafter to the extent described in the Fund's then current prospectus.

TimesSquare and CFS are indirect, wholly-owned subsidiaries of CIGNA
Corporation.

3. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

4. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, for the six months ended June 30, 2000 were $12,112,797 and $2,287,192, respectively.

At June 30, 2000, the cost of securities for federal income tax purposes was $11,051,339. The Fund had net unrealized depreciation of investment of $72,815, consisting of gross unrealized appreciation of $451,569 and gross unrealized depreciation of $524,384 for federal income tax purposes.

5. CAPITAL STOCK. The Fund is a separate series of the Trust which offers an unlimited number of shares of beneficial


                                                                              __
                                                                              19

CHARTER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) CONTINUED



interest, without par value. At June 30, 2000, Life Insurance Company of North America, an indirect, wholly-owned subsidiary of CIGNA Corporation, owned 93% of the Fund.













__
20




6. FINANCIAL HIGHLIGHTS. The following per share data is computed on the basis of a share outstanding throughout the period:



                                                                             (UNAUDITED)
                                                                 FOR THE PERIOD JANUARY 20, 2000/(4)/
                                                                          TO JUNE 30, 2000
---------------------------------------------------------------------------------------------------------
                                                              INSTITUTIONAL    PREMIER          RETAIL
                                                               CLASS            CLASS           CLASS
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE:
  NET ASSET VALUE, BEGINNING
    OF PERIOD                                                  $ 10.00          $ 10.00         $ 10.00

INCOME FROM INVESTMENT
    OPERATIONS
    Net investment income                                         0.14             0.13            0.12
    Net realized and unrealized gain
      on securities                                               0.08             0.08            0.08
                                                                -------          -------         -------
TOTAL FROM INVESTMENT OPERATIONS                                  0.22             0.21            0.20
                                                                -------          -------         -------
LESS DISTRIBUTIONS:
Dividends from net investment
    income                                                           -                -              -
Distributions from capital gains                                     -                -              -
                                                               --------         --------         -------
TOTAL DISTRIBUTIONS                                                  -                -              -
                                                               --------         --------         -------
NET ASSET VALUE, END OF PERIOD                                 $ 10.22          $ 10.21         $ 10.20
                                                               ========         ========        ========
TOTAL RETURN(1)                                                   2.20% (2)        2.10% (2)       2.00% (2)

RATIOS TO AVERAGE NET ASSETS
  Expenses                                                        0.80% (3)        1.00% (3)       1.25% (3)
  Net investment income                                           3.03% (3)        2.86% (3)       2.56% (3)
  Fees and expenses waived or borne by the Adviser or
    Distributor                                                   0.94% (3)        0.94% (3)       0.98% (3)
  Portfolio turnover                                                32% (2)          32% (2)         32% (2)
  Net assets, end of period (000 omitted)                      $ 4,600          $ 4,832         $ 1,591


(1) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(2) Not annualized.
(3) Annualized.
(4) Commencement of operations.


                                                                              __
                                                                              21

CHARTER BALANCED FUND


Charter Balanced Fund is an open-end, diversified management investment company that invests in equity and fixed income securities. The investment adviser is TimesSquare Capital Management, Inc., 900 Cottage Grove Road, Hartford, Connecticut 06152. The Fund is distributed by CIGNA Financial Services, Inc., P.O. Box 150476, Hartford, CT 06115-0476 (telephone: 1.888.CIGNA.FS or 1.888.244.6237).

TRUSTEES

Hugh R. Beath
ADVISORY DIRECTOR, ADMEDIA CORPORATE ADVISORS, INC.

Richard H. Forde
SENIOR MANAGING DIRECTOR, TIMESSQUARE CAPITAL MANAGEMENT, INC.

Russell H. Jones
VICE PRESIDENT AND TREASURER, KAMAN CORPORATION

Thomas C. Jones
PRESIDENT, CIGNA RETIREMENT AND INVESTMENT SERVICES &
CHAIRMAN OF THE BOARD, TIMESSQUARE CAPITAL MANAGEMENT, INC.

Paul J. McDonald
SPECIAL ADVISOR TO THE BOARD OF DIRECTORS,
FRIENDLY ICE CREAM CORPORATION

OFFICERS

Richard H. Forde
CHAIRMAN OF THE BOARD AND PRESIDENT

Alfred A. Bingham III
VICE PRESIDENT AND TREASURER

Jeffrey S. Winer
VICE PRESIDENT AND SECRETARY


[CIGNA TREE LOGO GRAPHIC APPEARS HERE]
CIGNA FINANCIAL SERVICES, INC.

P.O. Box 150476 . Hartford, CT 06115-0476
www.cigna.com . Member NASD/SIPC

                                            545727



________________________________________________________________________________


                               CIGNA FUNDS GROUP

________________________________________________________________________________

                     [A BUILDING GRAPHIC APPEARS IN THE BACKGROUND OF THIS PAGE]

                                                               CHARTER FUNDS/SM/


                                                                         CHARTER

                                                                        BALANCED

                                                                            FUND






                                                               Semiannual Report
                                                                   June 30, 2000




[CIGNA TREE LOGO GRAPHIC APPEARS HERE]
CIGNA Financial Services, Inc.